Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Just Right Products, Inc. [Member]
Commitments and Contingencies

NOTE 3 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. As of July 31, 2018, there were no pending or threatened lawsuits.

Operating Lease Commitment

We lease approximately 18,000 square feet of space in Haltom City, Texas, pursuant to a lease that will expire on June 1, 2020. This facility serves as our corporate headquarters, manufacturing facility and showroom. The lease is with M & M Real Estate, Inc. (“M & M”), a company owned solely by Marc Johnson, the sole officer and director of the Company (see Note 4). Additionally, the Company has approximately 6,000 square feet of space in Arlington, Texas which serves as an academic showroom, pursuant to a lease that will expire on June 1, 2020.

Future minimum lease payments under these leases are as follows:

	Related	Non-related
2018	$78,000	$66,115
2019	78,000	69,096
2020	-	34,548

Total	$156,000	$169,759

Rent expense for the years ended December 31, 2017 and 2016 was $160,890 and $65,302, respectively. Rent expense included $85,250 and $65,302 for the related party for the years ended December 31, 2017 and 2016, respectively.

Capital Leases

The Company leases equipment under leases classified as capital leases.

The following is a schedule showing the future minimum lease payments under capital leases by years and the present value of the minimum lease payments and of December 31, 2017. The interest rates related to the lease obligations are minimal and the leases mature through November 2019.

Future minimum lease payments under these capital leases are as follows:

Non-related
2018	$47,378
2019	26,684
Total	74,062
Less amount representing interest	-
Present value of minimum lease payments	$74,062

Franchise Agreement

The Company has a franchise agreement effective February 19, 2014 expiring in February 2024, with a right to renew for an additional 5 years to operate stores and websites in the Company’s exclusive territory. The Company is obligated to pay 5% of gross revenue for use of systems and manuals.

During the years ended December 31, 2017 and 2016, the Company paid $62,030 and $42,896 for the franchise agreement.

Uniform Supply Agreement

The Company has an agreement to be the exclusive provider of school uniforms and logos for a charter school. The Company is obligated to provide a 3% donation to the charter school for each school year. The agreement is for each school year ending through May 31, 2019.

During the years ended December 31, 2017 and 2016, the Company paid $29,286 and $18,765 for the supply agreement.